Net Income per Unit - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive convertible preferred units	12,983,333	14,223,737
Non-vested units awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive convertible preferred units	850,000